Leases	6 Months Ended
Jun. 30, 2024
Leases
Leases
Note 5	Leases

Operating Leases

As a result of the acquisition of iDoc due to closing of the Business Combination on June 24, 2024 (See Note 3 — Business Combination), the Company assumed the following operating leases under iDoc for accounting purposes. iDoc leased office space in Boston, Massachusetts (“Massachusetts Lease”), Houston, Texas (“Texas Lease”), and Houston, Texas (“New Houston Lease”). iDoc commenced a new Massachusetts lease on September 1, 2023, ending on August 31, 2028. The Texas Lease was renewed on February 1, 2022 and was terminated on July 31, 2024, with an initial termination date of January 31, 2027. iDoc commenced a New

Houston Lease on April 1, 2024 ending on March 31, 2027. The monthly lease payments for the Massachusetts Lease are $9,380 between September 1, 2023 and August 31, 2024, $9,630 between September 1, 2024 and August 31, 2025, $9,870 between September 1, 2025 and August 31, 2026, $10,120 between September 1, 2026 and August 31, 2027, and $10,360 between September 1, 2027 and August 31, 2028. The monthly lease payments for the Texas Lease are $10,000, and for the New Houston Lease are $1,000. The Company has no restrictive covenants related to the operating leases. The Company has no leases not yet commenced.

As a result of the acquisition, the operating lease right-of-use assets and liabilities were remeasured and recognized at the present value of future lease payments at the acquisition date. The interest rate used to determine the present value is the Company’s incremental borrowing rate, which ranged from 17.9% to 18.5%, as the interest rate implicit in most of its leases is not readily determinable. The weighted average incremental borrowing rate was 18.3% as of June 30, 2024. Operating lease expense is recognized on a straight-line basis. The weighted average remaining lease term was 3.5 years as of June 30, 2024.

During the three and six months ended June 30, 2024, the Company (as the successor of VSee Lab for accounting purposes) recorded $3,733 as operating lease expense which is included in general and administrative expenses on the condensed consolidated statements of operations, respectively.

Operating right-of-use assets are summarized below.

	June 30, 2024	December 31, 2023
Office Lease	$433,173	$—
Less accumulated amortization	(1,862)	—
Right-of-use, net	$431,311	$—

Office Lease – related party	$262,244
Less accumulated amortization	(1,871)	—
Right-of-use – related party, net	$260,373	$—

Operating lease liabilities are summarized below:

	June 30, 2024	December 31, 2023
Office Lease	$429,358	$—
Less: current portion	(121,509)	—
Long term portion	$307,849	$—

Related Party
Office Lease	$265,059	$—
Less: current portion	(101,401)	—
Long term portion	$163,658	$—

Future minimum rent payments under the operating lease are as follows:

Total
Year ending December 31, 2024	$199,560
Year ending December 31, 2025	248,520
Year ending December 31, 2026	251,440
Year ending December 31, 2027	135,400
Year ending December 31, 2028	82,880
Total future minimum lease payments	917,800
Less imputed interest	(223,383)
Present value of payments	$694,417

Expenses incurred with respect to the Company’s operating leases during the three and six months ended June 30, 2024 which are included in general and administrative expenses on the condensed consolidated statements of operations are set forth below. The Company had no operating lease payments during the three and six months ended June 30, 2024.

	For the Three Months Ended June 30,
	June 30, 2024	June 30, 2023
Operating lease expense:
Operating lease expense	$3,733	—
Total operating lease expense	$3,733	$—

	For the Six Months Ended June 30,
	June 30, 2024	June 30, 2023
Operating lease expense:
Operating lease expense	$3,733	—
Total operating lease expense	$3,733	$—

The weighted average remaining lease term and the weighted average discount rate on the operating leases are set forth below.

	June 30, 2024		December 31, 2023
Weighted average remaining lease term	3.5	years	—	years
Weighted average discount rate	18.2%		—%

Finance Leases

As a result of the acquisition of iDoc due to closing of the Business Combination on June 24, 2024 (See Note 3 — Business Combination), the Company assumed the following finance leases under iDoc. Commencing during the year ended December 31, 2022, iDoc leased office equipment under three finance leases with combined monthly payments of $20,313. The leases mature on June 2026 and August 2026, respectively. On November 1, 2023, iDoc entered into a forbearance agreement with a maturity date of January 10, 2024 (See Note 9 — Commitments, Contingencies, and Concentration Risk). Equipment lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is the Company’s incremental borrowing rate to fair value the finance leases, estimated to be 19.3%, as the interest rate implicit in most of its leases is not readily determinable.

Finance right-of-use assets are summarized below:

	June 30, 2024	December 31, 2023
Equipment Lease	$736,624	$—
Less accumulated amortization	(3,540)	—
Right-of-use, net	$733,084	$—

Finance lease liabilities are summarized below:

	June 30, 2024	December 31, 2023
Equipment Lease	$739,417	$—
Less: current portion	(507,538)	—
Long term portion	$231,879	$—

Future minimum payments under the finance lease are as follows:

Total
Year ending December 31, 2024	$449,683
Year ending December 31, 2025	243,758
Year ending December 31, 2026	136,485
Total future minimum lease payments	829,926
Less imputed interest	(90,509)
Present value of payments	$739,417

Expenses incurred with respect to the Company’s finance leases during the three and six months ended June 30, 2024 which are included in general and administrative expenses on the condensed consolidated statements of operations are set forth below. The Company had no finance lease payments during the three and six months ended June 30, 2024.

	For the Three Months Ended June 30,
	June 30, 2024	June 30, 2023
Finance lease amortization	$3,540	$—
Finance lease interest	559	—
Total finance lease expense	$4,099	$—

	For the Six Months Ended June 30,
	June 30, 2024	June 30, 2023
Finance lease amortization	$3,540	$—
Finance lease interest	559	—
Total finance lease expense	$4,099	$—

The weighted average remaining lease term and the weighted average discount rate on the finance leases are set forth below.

	June 30, 2024		December 31, 2023
Weighted average remaining lease term	2.1	years	—	years
Weighted average discount rate	19.3%		—%